Accounts receivable net	12 Months Ended
Dec. 31, 2024
Accounts receivable, net

Note 4: Accounts receivable, net

Accounts receivable, net consisted of the following at December 31,:

	2024	2023
	US$’000	US$’000

Contract receivables	1,386	2,864
Less: allowance for doubtful accounts	-	-
	1,386	2,864

The roll-forward of activity in the allowance for doubtful accounts was as follows for the years ended December 31:

	2024	2023
	US$’000	US$’000

Balance at beginning of period	-	28
Less : reversal in allowances	-	(28)
Balance at end of period	-	-

The following is an aging analysis of accounts receivable, net at December 31:

	2024	2023
	US$’000	US$’000

Current	422	1,175
Past due
1-30 days	397	603
31-60 days	224	548
61-90 days	183	341
Greater than or equal to 91 days	160	197
	964	1,689
	1,386	2,864

ZHEJIANG TIANLAN
Accounts receivable, net
4.	Accounts receivable, net

Accounts receivable, net consisted of the following at December 31:

	2024	2023
	RMB’000	RMB’000
Contract receivables	171,008	157,879
Less: allowance for doubtful accounts	(35,952)	(29,644)

	135,056	128,235

The roll-forward of activity in the allowance for doubtful accounts was as follows for the years ended December 31:

	2024	2023
	RMB’000	RMB’000

Balance at beginning of year	29,644	40,019
Add: provision for allowances	6,304	10,376
Less: reversal of provision for doubtful accounts	-	(677)
Less: write-off of doubtful accounts	-	(20,074)

Balance at end of year	35,952	29,644

The following is an aging analysis of accounts receivable, net at December 31:

	2024	2023
	RMB’000	RMB’000

Within 1 year	100,254	121,658
1 year - 2 years	30,292	31,499
2 years - 3 years	10,701	3,140
3 years - 4 years	3,515	699
4 years - 5 years	456	883
Over 5 years	25,790
Less: allowance for doubtful accounts	(35,952)	(29,644)

	135,056	128,235

At December 31, 2024, the accounts receivable, net pledged as security for the Company’s bank loans and third party loans amounted to RMB Nil (2023: RMB Nil).